Operating Costs and Non-underlying Items - Analysis of expenses recognized in Profit or loss by function (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of expenses recognized in profit or loss by function [Line Items]
Turnover	€ 50,982	€ 53,715	€ 52,713
Cost of sales	(28,769)	(30,547)	(30,229)
Gross profit	22,213	23,168	22,484
Selling and administrative expenses	(9,678)	(14,311)	(14,683)
Operating profit	12,535	8,857	7,801
Cost of Sales [Member]
Analysis of expenses recognized in profit or loss by function [Line Items]
Distribution costs	(3,098)	(3,241)	(3,246)
Selling and Administrative Expenses [Member]
Analysis of expenses recognized in profit or loss by function [Line Items]
Brand and marketing investment	(7,164)	(7,566)	(7,731)
Research and development	€ (900)	€ (900)	€ (978)